Restricted Stock and Cash Awards	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Restricted Stock and Cash Awards

9. Restricted Stock and Cash Awards

Restricted Stock Awards

As discussed in Note 7 to these unaudited consolidated financial statements, on May 10, 2011, our stockholders approved the LTIP, which replaced our previous stockholder-approved 2009 LTIP. The LTIP provides for the grant of a stock award either as restricted stock or as restricted stock units. In either case, the compensation committee may determine that the award will be subject to the attainment of performance measures over an established performance period. Stock awards are non-transferable and subject to forfeiture if the holder does not remain continuously employed with us during the applicable restriction period or, in the case of a performance-based award, if applicable performance measures are not attained. The compensation committee will determine all of the terms relating to the satisfaction of performance measures and the termination of a restriction period, or the forfeiture and cancellation of a restricted stock award upon a termination of employment, whether by reason of disability, retirement, death or any other reason. The compensation committee may grant unrestricted shares of common stock or units representing the right to receive shares of common stock to employees who have attained age 62.

The agreements awarding restricted stock units will specify whether such award may be settled in shares of our common stock, cash or a combination of shares and cash and whether the holder will be entitled to receive dividend equivalents, on a current or deferred basis, with respect to such award. Prior to the settlement of a restricted stock unit, the holder of a restricted stock unit will have no rights as a stockholder of the company. The maximum number of shares available under the LTIP for restricted stock, restricted stock units and performance unit awards settled with stock (i.e., all awards other than stock options and stock appreciation rights) is 1.2 million. At June 30, 2013, 0.5 million shares were available for grant under the LTIP for such awards.

In the first quarter of each of 2013 and 2012, we granted 345,000 and 332,000 restricted stock units, respectively, to employees under the LTIP, with an aggregate fair value of $13.5 million and $11.9 million, respectively, at the date of grant. These 2013 and 2012 awards of restricted stock units vest as follows: 345,000 units granted in first quarter 2013 and 332,000 units granted in first quarter 2012, vest in full based on continued employment through March 13, 2017 and March 16, 2016, respectively. In the second quarter of each of 2013 and 2012, we granted 17,500 and 20,000 restricted stock units, respectively, to non-employee Board of Directors under the LTIP, with an aggregate fair value of $0.8 million and $0.7 million, respectively, at the date of grant. These grants vest in full one year from the date of grant. For certain of our executive officers age 55 or older, restricted stock units awarded in 2013 are no longer subject to forfeiture upon such officers’ departure from the company after two years from the date of grant.

We account for restricted stock awards at historical cost, which equals their fair market value at the date of grant. When restricted stock units are granted, no amounts are recorded in the accompanying consolidated financial statements. The grant date fair market value is amortized to compensation expense ratably over the vesting period of the participants with the offsetting amount recorded in capital in excess of par in the consolidated balance sheet. Future changes in the fair value of our common stock that is owed to the participants do not have any direct impact on the amounts recorded in our consolidated financial statements. During the three-month periods ended June 30, 2013 and 2012, we charged $3.2 million and $2.4 million, respectively, to compensation expense related to restricted stock unit awards granted in 2006 through 2013. During the six-month periods ended June 30, 2013 and 2012, we charged $5.1 million and $3.8 million, respectively, to compensation expense related to restricted stock unit awards granted in 2006 through 2013. The total intrinsic value of unvested restricted stock units at June 30, 2013 and 2012 was $46.7 million and $33.3 million, respectively. During the six-month periods ended June 30, 2013 and 2012, equity awards (including accrued dividends) with an aggregate fair value of $8.4 million and $7.2 million were vested and distributed to employees under this plan.

Cash Awards

On March 13, 2013, pursuant to our Performance Unit Program (which we refer to as the Program), the compensation committee approved provisional cash awards of $10.5 million in the aggregate for future grant to our officers and key employees that are denominated in units (269,000 units in the aggregate), each of which was equivalent to the value of one share of our common stock on the date the provisional award was approved. The Program consists of a one-year performance period based on our financial performance and a two-year vesting period. At the discretion of the compensation committee and determined based on our performance, the eligible officer or key employee will be granted a percentage of the provisional cash award units that equates to the EBITAC growth achieved (as defined in the Program). At the end of the performance period, eligible participants will be granted a number of units based on achievement of the performance goal and subject to approval by the compensation committee. Granted units for the 2013 provisional award will fully vest based on continuous employment through January 1, 2016. For certain of our executive officers age 55 or older, awards granted under the Program in 2013 are no longer subject to forfeiture upon such officers’ departure from the company after two years from the date of grant. The ultimate award value will be equal to the trailing twelve-month stock price on December 31, 2015, multiplied by the number of units subject to the award, but limited to between 0.5 and 1.5 times the original value of the units determined as of the grant date. The fair value of the awarded units will be paid out in cash as soon as practicable in 2016. If an eligible employee leaves us prior to the vesting date, the entire award will be forfeited. We did not recognize any compensation expense during the six-month period ended June 30, 2013 related to the 2013 provisional award under the Program.

On March 16, 2012, pursuant to the Program, the compensation committee approved provisional cash awards of $13.1 million in the aggregate for future grant to our officers and key employees that are denominated in units (368,000 units in the aggregate), each of which was equivalent to the value of one share of our common stock on the date the provisional award was approved. Terms of the 2012 provisional award were similar to the terms for the 2013 provisional award. Based on our performance for 2012, we granted 365,000 units under the Program in first quarter 2013 that will fully vest on January 1, 2015. During the three-month period ended June 30, 2013, we charged $1.7 million to compensation expense related to these awards. During the six-month period ended June 30, 2013, we charged $3.4 million to compensation expense related to the 2012 awards.

On March 8, 2011, pursuant to the Program, the compensation committee approved provisional cash awards of $14.4 million in the aggregate for future grant to our officers and key employees that are denominated in units (464,000 units in the aggregate), each of which was equivalent to the value of one share of our common stock on the date the provisional award was approved. Terms of the 2011 provisional award were similar to the terms for the 2013 provisional award. Based on our performance for 2011, we granted 432,000 units under the Program in first quarter 2012 that will fully vest on January 1, 2014. During the three-month periods ended June 30, 2013 and 2012, we charged $2.3 million and $1.9 million, respectively, to compensation expense related to these awards. During the six-month periods ended June 30, 2013 and 2012, we charged $4.3 million and $3.8 million, respectively, to compensation expense related to the 2011 awards.

On March 2, 2010, pursuant to the Program, the compensation committee approved provisional cash awards of $17.0 million in the aggregate for future grant to our officers and key employees that are denominated in units (706,000 units in the aggregate), each of which was equivalent to the value of one share of our common stock on the date the provisional award was approved. Terms of the 2010 provisional award were similar to the terms for the 2013 provisional award. However, based on company performance for 2010, we did not grant any units in 2011 related to the 2010 provisional award under the Program. We did not recognize any compensation expense during 2013 or 2012 related to the 2010 provisional award.

During the six-month period ended June 30, 2012, cash awards related to the 2009 provisional award with an aggregate fair value of $26.5 million (1.1 million units in the aggregate) were vested and distributed to employees under the Program.

10.	Restricted Stock and Cash Awards

Restricted Stock Awards

As discussed in Note 8 to our consolidated financial statements, on May 10, 2011, our stockholders approved the LTIP, which replaced our previous stockholder-approved 2009 LTIP. The LTIP provides for the grant of a stock award either as restricted stock or as restricted stock units. In either case, the compensation committee may determine that the award will be subject to the attainment of performance measures over an established performance period. Stock awards are non-transferable and subject to forfeiture if the holder does not remain continuously employed with us during the applicable restriction period or, in the case of a performance-based award, if applicable performance measures are not attained. The compensation committee will determine all of the terms relating to the satisfaction of performance measures and the termination of a restriction period, or the forfeiture and cancellation of a restricted stock award upon a termination of employment, whether by reason of disability, retirement, death or any other reason. The compensation committee may grant unrestricted shares of common stock or units representing the right to receive shares of common stock to employees who have attained age 62.

The agreements awarding restricted stock units will specify whether such awards may be settled in shares of our common stock, cash or a combination of shares and cash and whether the holder will be entitled to receive dividend equivalents, on a current or deferred basis, with respect to such award. Prior to the settlement of a restricted stock unit, the holder of a restricted stock unit will have no rights as a stockholder of the company. The maximum number of shares available under the LTIP for restricted stock, restricted stock units and performance unit awards settled with stock (i.e., all awards other than stock options and stock appreciation rights) is 1.2 million. At December 31, 2012, 0.9 million shares were available for grant under the LTIP for such awards.

Prior to May 12, 2009, we had a restricted stock plan for our directors, officers and certain other employees, which was superseded by the 2009 LTIP. Under the provisions of that plan, we were authorized to issue 4.0 million restricted shares or related stock units of our common stock. The compensation committee was responsible for the administration of the plan. Each award granted under the plan represented a right of the holder of the award to receive shares of our common stock, cash or a combination of shares and cash, subject to the holder’s continued employment with us for a period of time after the date the award is granted. The compensation committee determined each recipient of an award under the plan, the number of shares of common stock subject to such award and the period of continued employment required for the vesting of such award.

In 2012, 2011 and 2010, we granted 352,000, 224,000 and 216,000 units, respectively, of our common stock to employees under the LTIP, 2009 LTIP or restricted stock plan, as applicable, with an aggregate fair value of $12.6 million, $6.9 million and $5.2 million, respectively, at the date of grant.

The 2012, 2011 and 2010 restricted stock awards (consisting of restricted stock or restricted stock units) vest as follows: 332,000 shares granted in first quarter 2012, 200,000 shares granted in first quarter 2011 and 185,000 shares granted in first quarter 2010, vest in full based on continued employment through March 16, 2016, March 8, 2015 and March 3, 2014, respectively, while the other 2012, 2011 and 2010 restricted stock awards generally vest annually on a pro rata basis.

The vesting periods of the 2012, 2011 and 2010 restricted stock awards are as follows (in actual shares):

	Shares Granted
Vesting Period	2012	2011	2010
One year	20,000	20,000	12,000
Two years	—	—	17,000
Four years	332,000	200,000	187,000
Five years	—	4,000	—
Ten years	—	—	—

Total shares granted	352,000	224,000	216,000

We account for restricted stock at historical cost, which equals its fair market value at the date of grant. When restricted shares are issued, we record an unearned restricted stock obligation as a reduction of capital in excess of par value in the accompanying consolidated balance sheet, which is amortized to compensation expense ratably over the vesting period of the participants. Future changes in the fair value of our common stock that is owed to the participants do not have any impact on the amounts recorded in our consolidated financial statements. During 2012, 2011 and 2010, we charged $7.1 million, $5.5 million and $5.2 million, respectively, to compensation expense related to restricted stock awards granted in 2006 through 2012. At December 31, 2011, we recorded $1.3 million (related to 87,000 shares) of unearned restricted stock outstanding as an offset to capital in excess of par value in the accompanying consolidated balance sheet. The total intrinsic value of unvested restricted stock at December 31, 2012 and 2011 was $32.5 million and $26.9 million, respectively.

Cash Awards

On March 16, 2012, pursuant to our Performance Unit Program (which we refer to as the Program), the compensation committee approved provisional cash awards of $13.1 million in the aggregate for future grants to our officers and key employees that are denominated in units (368,000 units in the aggregate), each of which was equivalent to the value of one share of our common stock on the date the provisional award was approved. The Program consists of a one-year performance period based on our financial performance and a two-year vesting period. At the discretion of the compensation committee and determined based on our performance, the officer or key employee will be granted a percentage of the provisional cash award units that equates to the EBITAC growth achieved (as defined in the Program). At the end of the performance period, eligible employees will be granted a number of units based on achievement of the performance goal and subject to approval by the compensation committee. Granted units for the 2012 provisional award will fully vest based on continuous employment through January 1, 2015. The ultimate award value will be equal to the trailing twelve-month stock price on December 31, 2014, multiplied by the number of units subject to the award, but limited to between 0.5 and 1.5 times the original value of the units determined as of the grant date. The fair value of the awarded units will be paid out in cash as soon as practicable in 2015. If an eligible employee leaves us prior to the vesting date, the entire award will be forfeited. We did not recognize any compensation expense during 2012 related to the 2012 provisional award under the Program. Based on company performance for 2012, we expect to grant 368,000 units under the Program in first quarter 2013 that will fully vest on January 1, 2015.

On March 8, 2011, pursuant to the Program, the compensation committee approved the provisional cash awards of $14.4 million in the aggregate for future grants to our officers and key employees that are denominated in units (464,000 units in the aggregate), each of which is equivalent to the value of one share of our common stock on the date the provisional award was approved. Terms of the 2011 provisional award were similar to the terms discussed above for the 2012 provisional award. Based on our performance for 2011, we granted 432,000 units under the Program in the first quarter 2012 that will fully vest on January 1, 2014. During 2012, we charged $7.5 million to compensation expense related to these awards.

On March 2, 2010, pursuant to the Program, the compensation committee approved provisional cash awards of $17.0 million in the aggregate for future grants to our officers and key employees that are denominated in units (706,000 units in the aggregate), each of which is equivalent to the value of one share of our common stock on the date the provisional award was approved. Terms of the 2010 provisional award were similar to the terms discussed above for the 2012 provisional award. However, based on company performance for 2010, we did not grant any units in 2011 related to the 2010 provisional award under the Program. We did not recognize any compensation expense during 2012, 2011 or 2010 related to this provisional award.

During 2012, cash awards related to the 2009 provisional award with an aggregate fair value of $26.5 million (1.1 million units in the aggregate) were vested and distributed to employees under the Program. No cash awards were vested or distributed during 2011 related to the 2008 provisional award because, based on our performance for 2008, we did not grant any units in 2009 related to the 2008 provisional award under the Program. During 2010, cash awards related to the 2007 provisional award with an aggregate fair value of $4.6 million (215,000 units in the aggregate) were vested and distributed to employees under the Program.